Material Accounting Policies - Schedule of Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
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Schedule of Derivative Financial Instruments [Line Items]
Balance, Asset	R$ 18,817	R$ 4,924
Balance, Liability	(17,837)	(4,561)
Premiums paid (received), Asset	106,238	59,693
Premiums paid (received), Liability	(4,522)	(81,331)
Fair value increase (decrease), Asset	(18,816)	(5,475)
Fair value increase (decrease), Liability	17,837	14,050
Net result, Asset	87,422	(40,325)
Net result, Liability	13,315	54,005
Balance, Asset	106,239	18,817
Balance, Liability	(4,522)	(17,837)
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Schedule of Derivative Financial Instruments [Line Items]
Balance, Asset	90,848
Balance, Liability
Cost value, Asset	(37,795)	(2,017)
Cost value, Liabilities	(19,702)
Fair value adjustment, Asset	39,353	61,392
Fair value adjustment, Liabilities	(8,250)
Fair value adjustment (level 3), Asset	31,443	31,802
Fair value adjustment (level 3), Liabilities	11,528
Credit valuation adjustment, Asset	(45)	(329)
Credit valuation adjustment, Liabilities
Balance, Asset	32,956	90,848
Balance, Liability	(16,424)
Change in funding valuation adjustment, Asset	(359)
Change in funding valuation adjustment, Liabilities	11,528
Total derivative financial instruments in Level 3, Asset	139,195	109,665
Total derivative financial instruments in Level 3, Liabilities	R$ 20,946	R$ 17,837